ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances from customers	564	616	99
Accrued payroll and welfare payable	10,053	16,251	2,608
Business tax, value-added tax and other taxes payable	3,802	1,287	207
Accrued initial public offering costs	2,010	—	—
Others	1,148	1,443	231

Total	17,577	19,597	3,145